Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Disclosure of Provisions and Other

Workers’ Compensation
Balance December 31, 2020	$8,308
Expensed during the year	3,296
Payment of deductibles and uninsured claims	(2,815)
Foreign exchange	(71)
Balance December 31, 2021	8,718
Expensed during the year	7,615
Payment of deductibles and uninsured claims	(5,229)
Foreign exchange	643
Balance December 31, 2022	$11,747

	2022	2021
Current	$4,209	$2,205
Long-term	7,538	6,513
	$11,747	$8,718